Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

January 6, 2023

Re:	Trust for Advised Portfolios (the “Trust”)
File Nos.: 333-108394 and 811-21422
Opportunity Trust S000055730 (the “Fund”)

To the Commission:

On behalf of the Trust and the Fund, attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of the following:

1: To approve an investment advisory agreement between the Trust, on behalf of the Fund, and Patient Capital Management, LLC.

2: To approve the reclassification of the Fund from diversified to non-diversified by eliminating the Fund’s fundamental policy regarding diversification.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 414-516-1692 or rachel.spearo@usbank.com.

Sincerely,

/s/ Rachel Spearo
Rachel Spearo
Vice President
U.S. Bancorp Fund Services, LLC